INCOME TAXES - Income Tax Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits, beginning balance	$ 1,438	$ 586
Increases - current year tax positions	935	852
Gross unrecognized tax benefits, ending balance	$ 2,373	$ 1,438